INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Current tax provision
Federal			$ 0	$ 0
State			0	0
Current Income Tax Expense (Benefit), Total			0	0
Deferred tax provision
Federal			0	0
State			0	0
Deferred Income Tax Expense (Benefit), Total			0	0
Income tax provision	$ 0	$ 0	$ 0	$ 0